UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      101,649
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M CO                        COM            88579Y101    1,116   13,500 SH       DEFINED              13,500      0    0
ADOBE SYS INC                COM            00724F101    1,468   39,900 SH       DEFINED              39,900      0    0
ALTRIA GROUP INC             COM            02209S103      406   20,700 SH       DEFINED              20,700      0    0
AT&T INC                     COM            00206R102      967   34,500 SH       DEFINED              34,500      0    0
AUTOMATIC DATA PROCESSING IN COM            053015103      599   14,000 SH       DEFINED              14,000      0    0
AUTOZONE INC                 COM            053332102    1,581   10,000 SH       DEFINED              10,000      0    0
BANK OF NEW YORK MELLON CORP COM            064058100    1,285   45,943 SH       DEFINED              45,943      0    0
BAXTER INTL INC              COM            071813109    1,027   17,500 SH       DEFINED              17,500      0    0
BECTON DICKINSON & CO        COM            075887109    2,200   27,900 SH       DEFINED              27,900      0    0
BRISTOL MYERS SQUIBB CO      COM            110122108      808   32,000 SH       DEFINED              32,000      0    0
CHEVRON CORP NEW             COM            166764100    1,540   20,000 SH       DEFINED              20,000      0    0
COCA COLA CO                 COM            191216100    1,659   29,100 SH       DEFINED              29,100      0    0
CONOCOPHILLIPS               COM            20825C104    1,175   23,000 SH       DEFINED              23,000      0    0
CVS CAREMARK CORPORATION     COM            126650100    1,296   40,235 SH       DEFINED              40,235      0    0
DIAMOND OFFSHORE DRILLING IN COM            25271C102      344    3,500 SH       DEFINED               3,500      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      926   27,500 SH       DEFINED              27,500      0    0
EATON CORP                   COM            278058102    1,279   20,100 SH       DEFINED              20,100      0    0
EMERSON ELEC CO              COM            291011104    1,235   29,000 SH       DEFINED              29,000      0    0
ENTERGY CORP NEW             COM            29364G103    1,563   19,100 SH       DEFINED              19,100      0    0
EXELON CORP                  COM            30161N101      929   19,000 SH       DEFINED              19,000      0    0
EXXON MOBIL CORP             COM            30231G102    1,807   26,500 SH       DEFINED              26,500      0    0
FRANKLIN RES INC             COM            354613101      790    7,500 SH       DEFINED               7,500      0    0
GENERAL ELECTRIC CO          COM            369604103      469   31,000 SH       DEFINED              31,000      0    0
GOODRICH CORP                COM            382388106    1,799   28,000 SH       DEFINED              28,000      0    0
HEWLETT PACKARD CO           COM            428236103    1,880   36,500 SH       DEFINED              36,500      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    2,094   16,000 SH       DEFINED              16,000      0    0
INTUIT                       COM            461202103    1,229   40,000 SH       DEFINED              40,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,720   26,700 SH       DEFINED              26,700      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,563   37,500 SH       DEFINED              37,500      0    0
LINEAR TECHNOLOGY CORP       COM            535678106      779   25,500 SH       DEFINED              25,500      0    0
MASTERCARD INC               CL A           57636Q104    1,024    4,000 SH       DEFINED               4,000      0    0
MCDONALDS CORP               COM            580135101      437    7,000 SH       DEFINED               7,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    1,917   30,000 SH       DEFINED              30,000      0    0
MICROSOFT CORP               COM            594918104    1,914   62,800 SH       DEFINED              62,800      0    0
NIKE INC                     CL B           654106103    1,982   30,000 SH       DEFINED              30,000      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,573   30,000 SH       DEFINED              30,000      0    0
NORTHERN TR CORP             COM            665859104      734   14,000 SH       DEFINED              14,000      0    0
NUCOR CORP                   COM            670346105      933   20,000 SH       DEFINED              20,000      0    0
PEPSICO INC                  COM            713448108    1,338   22,000 SH       DEFINED              22,000      0    0
PHILIP MORRIS INTL INC       COM            718172109      998   20,700 SH       DEFINED              20,700      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   42,822  936,000 SH       SOLE                936,000      0    0
PRAXAIR INC                  COM            74005P104      442    5,500 SH       DEFINED               5,500      0    0
PROCTER & GAMBLE CO          COM            742718109    1,679   27,700 SH       DEFINED              27,700      0    0
RAYTHEON CO                  COM NEW        755111507    1,437   27,900 SH       DEFINED              27,900      0    0
SCHLUMBERGER LTD             COM            806857108    1,465   22,500 SH       DEFINED              22,500      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102      620   13,000 SH       DEFINED              13,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    1,890   37,900 SH       DEFINED              37,900      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104      911   27,500 SH       DEFINED              27,500      0    0


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